UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):    [_]  is a restatement.
                                     [_]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Offshore, L.L.C.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-10027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York             November 12, 2008

Report Type (Check only one.):

[_]     13F HOLDINGS REPORT.

[_]     13F NOTICE.

[X]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-11381                   Rexford Holding Management LLC

          28-2826                    Marcus Schloss & Co., Inc.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $15,453


List of Other Included Managers:

      No.      Form 13F File Number        Name

      03       28-2826                     Marcus Schloss & Co., Inc.

      04       28-11381                    Rexford Holding Management LLC

                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Acxiom Corp                           Com         005125109     740    59,000    Sh        Defined      03,04   59,000      0    0
Alpharma Inc                         Cl A         020813101     804    21,800    Sh        Defined      03,04   21,800      0    0
Anheuser Busch Companies Inc          Com         035229103   1,745    26,900    Sh        Defined      03,04   26,900      0    0
Barr Pharmaceuticals Inc              Com         068306109   1,528    23,400    Sh        Defined      03,04   23,400      0    0
DRS Technologies Inc                  Com         23330X100     484     6,300    Sh        Defined      03,04    6,300      0    0
Diebold Inc                           Com         253651103     838    25,300    Sh        Defined      03,04   25,300      0    0
Enzon Pharmaceuticals Inc             Com         293904108     535    72,490    Sh        Defined      03,04   72,490      0    0
Foundry Networks Inc                  Com         35063R100     501    27,500    Sh        Defined      03,04   27,500      0    0
Rohm & Haas Co                        Com         775371107   1,463    20,900    Sh        Defined      03,04   20,900      0    0
UST Inc                               Com         902911106   1,258    18,900    Sh        Defined      03,04   18,900      0    0
UnitedHealth Group Inc                Com         91324P102     254    10,000    Sh        Defined      03,04   10,000      0    0
Wrigley WM Jr Co                      Com         982526105   4,667    58,782    Sh        Defined      03,04   58,782      0    0
Yahoo Inc                             Com         984332106     636    36,779    Sh        Defined      03,04   36,779      0    0